UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21752
                                                     ---------

                            Mezzacappa Partners, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Christopher S. Nagle
                          c/o Mezzacappa Investors, LLC
                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
               --------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (212) 332-2000
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


MEZZACAPPA PARTNERS, LLC
FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2007
(UNAUDITED)

MEZZACAPPA PARTNERS, LLC
CONTENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS                                                        PAGE


Schedule of Investments ..................................................     1

Statement of Assets and Liabilities ......................................     3

Statement of Operations ..................................................     4

Statements of Changes in Members' Capital ................................     5

Statement of Cash Flows ..................................................     6

Notes to Financial Statements ............................................     7

Other Information ........................................................    15

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS IN PORTFOLIO FUNDS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Event Driven              15.83%
Long/Short Equity         70.15%
Macro                     14.02%


                                                                                             % OF
                                                                                            MEMBERS'
PORTFOLIO FUNDS                                              COST            VALUE          CAPITAL*      LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Atticus European, L.P.                                    $ 1,950,000     $ 3,120,048        5.48%        Annually
Barrington Companies Equity Partners, L.P.                  3,675,000       3,560,330        6.25%        Quarterly
ECF Value Fund II, L.P.                                     2,150,000       2,618,445        4.60%        Quarterly
Eminence Partners, L.P.                                     2,850,000       3,824,580        6.72%        Semi-annually
Global Undervalued Securities Fund (QP), L                  3,650,000       4,800,172        8.43%        Quarterly
Harbor International Fund                                   2,168,971       2,957,356        5.20%        Daily
Kinetics Paradigm Fund                                        504,250         691,315        1.21%        Daily
Prism Partners QP, L.P.                                     2,300,000       2,665,298        4.68%        Monthly
Seminole Capital Partners, L.P.                             2,740,000       3,500,163        6.15%        Quarterly
SR Global Fund, L.P.                                        2,200,000       3,122,278        5.48%        Monthly
SR Phoenicia, L.P.                                          1,900,000       3,065,744        5.39%        Quarterly
Third Avenue International Value Fund                       1,804,630       2,030,125        3.57%        Daily
Tontine Capital Partners, L.P.                              1,700,000       1,858,973        3.27%        Triennially
                                                          -----------     -----------       -----
   TOTAL LONG/SHORT EQUITY                                 29,592,851      37,814,827       66.43%
                                                          -----------     -----------       -----

EVENT DRIVEN:
Contrarian Capital Fund I, L.P.                             2,041,433       2,267,991        3.98%        Annually
Harbinger Capital Partners Special Situations Fund, L.P.    1,300,000       1,839,009        3.23%        Quarterly
Spinnaker Global Opportunity Fund, Ltd.                       937,500       1,412,351        2.48%        Annually
Spinnaker Global Strategic Fund, Ltd.                         500,000         600,450        1.05%        Triennially
Strategic Value Restructuring Fund, L.P.                    2,250,000       2,409,088        4.23%        Quarterly
                                                          -----------     -----------       -----
   TOTAL EVENT DRIVEN                                       7,028,933       8,528,889       14.97%
                                                          -----------     -----------       -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             % OF
                                                                                            MEMBERS'
PORTFOLIO FUNDS                                              COST            VALUE          CAPITAL*      LIQUIDITY**
---------------------------------------------------------------------------------------------------------------------
MACRO:
Blenheim Fund, L.P.                                       $ 1,350,000     $ 1,717,138        3.02%        Monthly
Drawbridge Global Macro Fund, L.P.                          1,450,000       1,586,113        2.79%        Quarterly
NWI Explorer Global Macro Fund, L.P.                        1,926,059       2,058,792        3.62%        Quarterly
Wexford Spectrum Fund I, L.P.                               1,500,000       2,196,270        3.86%        Quarterly
                                                          -----------     -----------       ------
TOTAL MACRO                                                 6,226,059       7,558,313       13.29%
                                                          -----------     -----------       ------

TOTAL PORTFOLIO FUNDS                                     $42,847,843     $53,902,029       94.69%
                                                          ===========     ===========       ======

*    Percentages are based on Members' Capital as of September 30, 2007.

**   Investments are generally issued in private placement transactions and as such are restricted as to resale.
     Available frequency of redemptions after expiration of lock-up provisions, where applicable, which range from zero to two years.

The aggregate cost of investments in Portfolio Funds for federal income tax purposes was $42,847,843. Net unrealized appreciation on investments for tax purposes was $11,054,186 consisting of $11,168,856 of gross unrealized appreciation and $114,670 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.69% of Members' Capital, have been valued in accordance with procedures established by the Board of Managers, as described in Note 2.B. to these financial statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
Investments in Portfolio Funds, at value                                        $53,902,029
Cash                                                                                966,274
Receivable for Portfolio Funds sold                                               2,289,825
Other assets                                                                         60,504
                                                                                -----------
       TOTAL ASSETS                                                              57,218,632
                                                                                -----------

LIABILITIES
Management fees payable                                                             175,203
Accounting and administration fees payable                                           49,808
Professional fees payable                                                            42,734
Board of Managers' fees payable                                                       4,000
Custodian fees payable                                                                2,925
Accrued other expenses                                                               18,440
                                                                                -----------
       TOTAL LIABILITIES                                                            293,110
                                                                                -----------

             MEMBERS' CAPITAL                                                   $56,925,522
                                                                                ===========

MEMBERS' CAPITAL
Represented by:
Capital contributions, net of repurchases                                       $46,115,162
Accumulated net investment loss                                                  (2,022,146)
Accumulated net realized gain on Portfolio Funds                                  1,778,320
Accumulated net unrealized appreciation on investments in Portfolio Funds        11,054,186
                                                                                -----------
             MEMBERS' CAPITAL                                                   $56,925,522
                                                                                ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
    Interest                                                                       $   23,400
                                                                                   ----------
       TOTAL INVESTMENT INCOME                                                         23,400
                                                                                   ----------

EXPENSES:
    Management fees                                                                   346,285
    Professional fees                                                                  99,658
    Accounting and administration fees                                                 93,824
    Board of Managers' fees                                                            46,500
    Compliance consulting fees                                                         16,914
    Custodian fees                                                                      5,846
    Insurance fees                                                                      3,000
    Other expenses                                                                     11,567
                                                                                   ----------
       TOTAL EXPENSES                                                                 623,594

NET INVESTMENT LOSS                                                                  (600,194)
                                                                                   ----------

REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS:
       Net realized gain on Portfolio Funds                                           592,175
       Net change in unrealized appreciation on investments in Portfolio Funds      3,878,376
                                                                                   ----------

       NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                          4,470,551
                                                                                   ----------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES         $3,870,357
                                                                                   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


                                                                      FOR THE SIX
                                                                      MONTHS ENDED
                                                                   SEPTEMBER 30, 2007       FOR THE YEAR ENDED
                                                                      (UNAUDITED)              MARCH 31, 2007
                                                                   ------------------       ------------------
From Investment Activities
       Net investment loss                                            $  (600,194)             $  (862,286)
       Net realized gain on Portfolio Funds                               592,175                1,003,854
       Net change in unrealized appreciation on investments
       in Portfolio Funds                                               3,878,376                3,884,822
                                                                      ------------             -----------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
       INVESTMENT ACTIVITIES                                            3,870,357                4,026,390
                                                                      ------------             ------------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                            3,658,090               14,188,531
       Cost of Interest repurchased                                    (1,500,000)              (2,370,902)
                                                                      ------------             ------------
       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM
          CAPITAL TRANSACTIONS                                          2,158,090               11,817,629
                                                                      ------------             ------------

TOTAL INCREASE IN MEMBERS' CAPITAL                                      6,028,447               15,844,019
MEMBERS' CAPITAL, BEGINNING OF PERIOD                                  50,897,075               35,053,056
                                                                      ------------             ------------
MEMBERS' CAPITAL, END OF PERIOD                                       $56,925,522              $50,897,075
                                                                      ============             ============

ACCUMULATED NET INVESTMENT LOSS                                       $(2,022,146)             $(1,421,952)
                                                                      ============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


CASH FLOWS USED IN OPERATING ACTIVITIES
   Net Increase in Members' Capital Derived From Investment Activities           $ 3,870,357
    Adjustments to reconcile Net Increase in Members' Capital Derived from Investment Activities to net cash used in operating activities:
      Purchases of Portfolio Funds                                                (3,800,000)
      Proceeds from Portfolio Funds sold                                           4,737,183
      Net realized gain on Portfolio Funds                                          (592,175)
      Net change in unrealized appreciation on investments in Portfolio Funds     (3,878,376)
      Increase in receivable for Portfolio Fund sold                              (1,815,683)
      Decrease in other assets                                                        10,868
      Decrease in management fees payable                                           (118,189)
      Decrease in accounting and administration fees payable                         (11,602)
      Decrease in professional fees payable                                          (25,517)
      Decrease in servicing fees payable                                             (56,681)
      Increase in Board of Managers' fees payable                                      4,000
      Decrease in custodian fees payable                                              (1,259)
      Decrease in accrued other expenses                                              (3,082)
                                                                                 -----------
       Net cash used in Operating Activities                                      (1,680,156)
                                                                                 -----------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Proceeds from Member Interests sold                                             3,211,001
   Cost of Interests repurchased                                                  (1,520,902)
                                                                                 -----------
       Net cash provided by Financing Activities                                   1,690,099
                                                                                 -----------

       NET INCREASE IN CASH                                                            9,943
         Cash at beginning of period                                                 956,331
                                                                                 -----------
         Cash at end of period                                                   $   966,274
                                                                                 ===========


SUPPLEMENTARY DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
    Capital contributions prepaid in prior year                                  $   447,089
                                                                                 ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Mezzacappa Partners, LLC (the "Fund") is a limited liability company that was formed on April 5, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-ended, non-diversified management investment company. The Fund commenced operations on July 1, 2005.

On August 24, 2007, the Board approved the liquidation of the Fund and adopted the Plan of Liquidation and Dissolution (the "Plan"), pursuant to which the Fund will liquidate and dissolve in accordance with the terms and conditions thereof. The Plan was submitted to a vote of shareholders of the Fund and approved by the shareholders on November 1, 2007. Although the Investment Manager intends to liquidate the underlying investments of the Fund as promptly as practicable, certain investments may not be liquidated for an extended period of time. As a result, Members will be exposed to the investment return (whether positive or negative) of a possibly limited portfolio and the performance of the Fund may be increasingly volatile. In addition, such a limited portfolio may be more difficult to accurately value due to the illiquidity of underlying investments. The Fund intends to deregister under the 1940 Act as of December 31, 2007, and to operate as a private investment fund during the remainder of the liquidation and dissolution process. Accordingly, after that time the Fund will not be subject to the restrictions and requirements of the 1940 Act and the rules thereunder.

The Fund privately offers and sells its interests in large minimum denominations primarily to high net worth individuals and institutional investors (each such investor, a "Member") and restricts transferability of the interests (or portions of the interests).

The Fund's investment objective is to generate capital appreciation over a several year period with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third-party investment advisers ("Portfolio Managers") who employ a variety of alternative investment strategies. The Portfolio Managers may invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. Three quarters of the Board are persons who are independent (the "Independent Managers"), with respect to the Fund. The Independent Managers are each paid by the Fund an annual retainer of $20,000 plus $2,500 per meeting attended plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund.

Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware on November 13, 1998, whose managing member is a member of the Board, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, (the "1940 Act"), and serves as the Investment Manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the investment management agreement with the Fund.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the
Fund:

A.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

B.   VALUATION

     In determining its Members' capital, the Fund will value its investments as of the last day of each month. The net asset value of the Fund equals the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's interest on any date is equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

     Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

     Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.   INCOME RECOGNITION AND EXPENSES

     Interest income and expenses are recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolio Funds in which the Fund invests generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities.

     Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

     Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from a Portfolio Fund are not available, such distribution is classified as investment income.

     The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting, audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund as may be approved by the Board.

     Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Fund and do not reflect management fess, advisory fees, brokerage commissions and other fees and expenses incurred by the funds in which the Fund invested. Theses amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

D.   INCOME TAXES

     The Fund is treated as a partnership for federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements. Certain dividends and interest directly or indirectly received by the Fund from sources outside the U.S. may be subject to non-U.S. withholding taxes.

     In addition, the Fund or a Portfolio Fund may be subject to non-U.S. capital gains taxes to the extent they purchase and sell securities of non-U.S. issuers. Tax treaties between certain countries and the United States may reduce or eliminate such non-U.S. taxes. The Fund cannot predict in advance the rate of non-U.S. tax it will directly or indirectly pay, as the amount of the Fund's assets to be invested in various countries is not known at this time.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.   CASH AND CASH EQUIVALENTS

     The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximate fair value. Cash includes amounts held in an interest bearing overnight account. At September 30, 2007, the Fund held $966,274 in an interest bearing cash account at PNC Bank, N.A.

3.   INVESTMENTS IN PORTFOLIO FUNDS

The Fund has the ability to make contributions or liquidate its investments in Portfolio Funds periodically, ranging from daily to annually, depending on the provisions of the respective Portfolio Fund's governing agreements. Investment advisers of the Portfolio Funds generally receive fees for their services, which include management fees based upon the net asset value of the Fund's investment, as well as incentive fees or allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's balance in the Portfolio Funds in accordance with each Portfolio Fund's governing agreement. During the six months ended September 30, 2007, fees for these services ranged from 1.0% to 2.0% annually for management fees and up to 25% (generally 20%) for incentive fees and allocations. While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

A.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Fund investments is limited to the value of these investments reported by the Portfolio Fund.

B.   CONCENTRATION OF RISK

     The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

3.   INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)

C.   INDEMNIFICATIONS

     In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

4.    MEMBERS' CAPITAL ACCOUNTS

A separate capital account is maintained for each Member of the Fund (an "Interest"). At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate capital account for purposes of such allocation.

A.   CONTRIBUTIONS

     Each Member must subscribe for a minimum initial investment in the Fund of $100,000. Additional investments in the Fund must be made in minimum amounts of $50,000. All contributions are subject to sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase or transfer requests by the Member, would be reduced to less than $50,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

B.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

     At the end of each fiscal period of the Fund ("Fiscal Period"), any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution shall be treated as a separate capital account for purposes of such allocation. A Fiscal Period is generally a calendar month, subject to adjustment as provided in the Operating Agreement (e.g., in the case of a capital contribution or repurchase of an Interest on a date other than the last day of a calendar month). The investment percentage for each Member is determined by dividing the balance of such Member's capital account as of the beginning of the Fiscal Period by the total capital of the Fund.

     Net profit refers to the increase in the value of the Fund's net assets, including unrealized gains, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their investment percentage). Net loss refers to the decrease in the value of the Fund's net assets, including unrealized losses, from the beginning of each Fiscal Period to the end of

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

4.   MEMBERS' CAPITAL ACCOUNTS (CONTINUED)

     such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their Investment Percentage). In determining the amount of net profit or net loss, the net assets of the Fund as of the end of the Fiscal Period shall be reduced by the management fee applicable to such period.

C.   REPURCHASE OF MEMBERS' INTERESTS

     No Member has the right to require the Fund to redeem its Interest in the Fund. The Fund may from time to time offer to repurchase Interests (or portions thereof) pursuant to written tenders by the members, and each such repurchase offer will generally apply to up to 25% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests (or portions thereof), the Board will consider the recommendation of the Investment Manager as to the timing of such an offer, as well as variety of operational business and economic factors.

     The Investment Manager expects to recommend to the Board that the Fund offer to repurchase Interests (or portions thereof) from Members semi-annually, on June 30 and December 31 (or if any such date is not a business day, on the immediately preceding business day). Effective June 30, 2007, the Fund redeemed Members' Interests in the amount of $1,500,000. It is currently anticipated that the Fund will not offer to repurchase any additional Interests until December 31, 2007.

D.   DISTRIBUTION POLICY

     The Fund has no present intention of making periodic distributions of its net investment income of capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

5.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides certain management and administration services to the Fund. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee (the "Management Fee") of 0.104% (1.25% on an annualized basis) of the aggregate value of its outstanding Interests determined as of the last day of each month.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the Administration Agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee, ranging from .075% to .050% (on an annualized basis) of the Fund's month end net asset value, for services rendered.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

5.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services to the Fund. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of .005% of the Fund's average gross assets plus other nominal fixed and transaction fees.

6.   PORTFOLIO FUND TRANSACTIONS

As of September 30, 2007, the Fund had investments in Portfolio Funds, none of which were related parties. Aggregate purchases of Portfolio Funds amounted to $3,800,000 and proceeds on sales of Portfolio Funds amounted to $4,737,183 for the six months ended September 30, 2007.

7.   FINANCIAL HIGHLIGHT INFORMATION

The financial highlights are intended to help you understand the Fund's financial performance for the period. The total return in the table represents the rate that a Member would have earned or lost on an investment in the Fund. Total return amounts are calculated by geometrically linking returns based on the change in value during each Fiscal Period. The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Members' Capital. The ratios do not reflect the Fund's proportionate share of income and expenses from Portfolio Funds.


                                                                                                  PERIOD FROM
                                                   FOR THE SIX                FOR THE            JULY 1, 2005 (1)
                                                  MONTHS ENDED               YEAR ENDED                 TO
                                               SEPTEMBER 30, 2007          MARCH 31, 2007        MARCH 31, 2006
                                             ------------------------    -------------------    --------------------
RATIOS TO AVERAGE MEMBERS' CAPITAL:

Operating expenses (2)                                 2.28%(4)                 3.03%                  3.98%(4)
Expense reimbursement and waiver                         --                    (0.09)%                (0.88)%(4)
                                                     ----------               --------               ------------
Net Expenses (2) (6)                                   2.28%(4)                 2.94%                  3.12%(4)
Net investment loss (2)                               (2.20)%                  (1.92)%                (2.69)%
Total return (2) (3)                                   7.42%(5)                 8.31%                 10.48%(5)
Portfolio Turnover                                     7.09%(5)                27.44%                 30.99%(5)
Members' Capital, end of period ('000's)             $56,926                  $50,897                $35,053

(1) Commencement of Operations.
(2) The expense ratio,  the net investment  loss ratio and the total return ratios are calculated for the Members taken as a whole.  The  computation  of the above ratios is based on the amount of expense and  incentive fee assessed to an  individual  Member's  capital  account and may vary from these  ratios based on the timing of capital transactions.
(3) Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the
    Fund interest on the last day of the period noted.
(4) Annualized.
(5) Not Annualized.
(6) Does not include expenses of Portfolio Funds.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

8.   NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 "Accounting for Uncertainty in Income Taxes ("FIN 48"). This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more likely than not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, "Fair Value Measurements" ("Statement 157"). This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Statement 157 applies to fair value measurements already required or permitted by existing standards. Statement 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, management is evaluating the implications of Statement 157 and its impact on the financial statements has not yet been determined.

MEZZACAPPA PARTNERS, LLC
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Investment Manager. The
Investment Manager has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Manager and its affiliates. The Fund is registered with the Securities and Exchange Commission ("SEC").

A description of the Investment Manager's Policies is available (i) without charge, upon request by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at www.sec.gov.

In addition, information regarding the Fund's proxy voting record will be available no later than August 31st of each year. The Fund's Form N-PX will be available no later than August 31st (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MEZZACAPPA PARTNERS, LLC
630 Fifth Avenue, Suite 2600
New York, New York 10111

BOARD OF MANAGERS
Damon Mezzacappa
Mezzacappa Investors, LLC
630 Fifth Avenue
Suite 2600
New York, NY 10111

Hans C. Mautner
Simon Global Limited
33 St. James's Square
London SW1Y 4JS
United Kingdom

David P. Feldman
3 Tall Oaks Drive
Warren, NJ 07059

Jeremy Sillem
Spencer House Partners LLP
15 St. James's Place
London
SW1A 1NP

OFFICERS
Christopher Nagle, Secretary and Treasurer
Mezzacappa Investors, LLC
630 Fifth Avenue
Suite 2600
New York, NY 10111

Salvatore Faia, JD, CPA
Vigilant Compliance Services
186 Dundee Drive
Suite 700
Williamstown, NJ 08094

INVESTMENT MANAGER
Mezzacappa Investors, LLC
630 Fifth Avenue, Suite 2600
New York, New York 10111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018

LEGAL COUNSEL
Tannenbaum Helpern Syracuse & Hirschtritt LLP
900 Third Avenue
New York, New York 10022

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Mezzacappa Partners, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date         December 3, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date         December 3, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Christopher Nagle
                         -------------------------------------------------------
                           Christopher Nagle, Secretary/Treasurer
                           (principal financial officer)

Date         December 3, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.